FINANCIAL RISK MANAGEMENT ACTIVITIES - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 8,072	$ 8,000	[1]	$ 7,705	[1]
Liabilities	3,938	3,906	[1]	3,932	[1]
Oil derivative contract
Disclosure of fair value measurement of assets [line items]
Liabilities	6
Level 1 | Oil derivative contract
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Level 2 | Oil derivative contract
Disclosure of fair value measurement of assets [line items]
Liabilities	6
Level 3 | Oil derivative contract
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Equity securities - FVTOCI
Disclosure of fair value measurement of assets [line items]
Assets	2	116		186
Equity securities - FVTOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	2	116		186
Equity securities - FVTOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0		0
Equity securities - FVTOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0		0
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Assets	12	25		28
Deferred compensation asset | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0		0
Deferred compensation asset | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0		0
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 12	$ 25		$ 28

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.